Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Notes to the Consolidated Statements of Cash Flows
23.	Notes to the Consolidated Statements of Cash Flows
Cash consists of cash deposits with financial institutions. Cash equivalents consists of overnight guaranteed investment certificates with financial institutions. As of October 31, 2021, the Company had cash on hand of $6,858,298 and cash equivalents in the form of overnight guaranteed investment certificates of $590,000,000.
Interest paid during the year amounted to $1,923,202 (2020 – $519,769, 2019 – $nil).
Changes in liabilities arising from financing
activities
comprise the following:

	Restricted share units	Lease liabilities	Loans payable	Restoration provisions	Convertible debt	Conversion feature of convertible debt	Deferred government funding
Balance, October 31, 2019	—	—	87,381	—	384,207	94,985	1,067,318

Cash changes:
Repayments of lease liabilities		(387,508)
Proceeds from loans payable			2,153,110
Repayment of loans payable			(12,881)
Proceeds from government grants							1,182,599

Total changes from financing cash flows	—	(387,508)	2,227,610	—	384,207	94,985	2,249,917
Non-cash changes:
New leases		4,141,153

	Restricted share units	Lease liabilities	Loans payable	Restoration provisions	Convertible debt	Conversion feature of convertible debt	Deferred government funding
Grant of restricted share units	88,425
Fair value loss on restricted share units	84,454
Accrued interest and accretion					9,931
New restoration provisions				321,400
Conversion of convertible debt					(397,424)	(94,985)
Amortization of government grants							(2,226,910)
Foreign exchange (gain) or loss	(1,030)	(140,475)	20,268		3,286		(23,007)

Balance, October 31, 2020	171,849	3,613,170	2,247,878	321,400	—	—	—

Cash changes:
Repayments of lease liabilities		(884,024)
Proceeds from loans payable			10,091,220
Repayment of loans payable			(12,544,339)
Proceeds from convertible debt					70,719,220	27,681,043	—

Total changes from financing cash flows	—	(884,024)	(2,453,119)	—	70,719,220	27,681,043	—

Non-cash changes:
New leases		26,261,895
Additions to restoration provision
Grant of restricted share units	604,943
Fair value loss on restricted share units	3,096,940
RSU FMV transfer to share capital on public transaction	(3,922,754)
Accrued interest and accretion				3,194	1,129,680
Foreign exchange loss	49,022	373,828	244,989	9,639
New restoration provisions				—
Fair value loss on conversion feature of convertible debt						1,347,895
Amortization of government grants							—

Balance, October 31, 2021	—	29,364,869	39,748	334,233	71,848,900	29,028,938	—